Segment Information Adjusted OIBDA by Segment and Reconciliation to Consolidated Net Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										9 Months Ended				12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net income	$ 50.0		$ 37.2	$ 36.4	$ 19.9		$ 18.8	$ 38.7	$ 37.2	$ 18.7	$ 279.1		$ 93.5		$ 143.5		$ 113.4		$ 107.1
Provision for income taxes											202.9		(70.5)		(96.6)		(89.0)		(87.8)
Equity in earnings of investee companies, net of tax											(1.4)		(1.9)		(2.5)		(2.2)		(1.7)
Income before income taxes and equity in earnings of investee companies											74.8		162.1		237.6		200.2		193.2
Interest Expense											57.3		0
Other (income) expense, net											0.5		0		1.2		1.0		(0.8)
Operating income	76.7		64.6	62.8	34.7		46.0	63.7	61.3	30.2	132.6		162.1		238.8		201.2		192.4
Restructuring charges							0.1	1.9	0.5	0	6.2	[1]	0	[1]	0		2.5		3.0
Acquisition costs											1.4	[1]	0	[1]
Net (gain) loss on dispositions	(17.5)	[2]	(0.1)	0.1	(9.8)	[3]	0.4	0.3	0.7	0.8	(1.4)		(9.8)		(27.3)		2.2		2.0
Depreciation and amortization											146.6		146.5		195.8		196.8		211.9
Depreciation	26.2		26.4	25.9	26.0		25.9	26.7	26.8	26.5	79.3		78.3		104.5		105.9		109.0
Amortization	23.1		22.6	22.7	22.9		23.0	23.0	22.8	22.1	67.3		68.2		91.3		90.9		102.9
Stock-based compensation											7.4	[1]	5.8	[1]
Adjusted OIBDA	110.2		116.1	113.1	75.4		96.8	117.1	113.6	80.9	292.8		304.6		414.8		408.4		414.3
Capital expenditures											43.6		41.5		60.9		48.2		43.6
Stock-based compensation	1.7		2.6	1.6	1.6		1.4	1.5	1.5	1.3	10.9		5.8		7.5	[4]	5.7	[4]	5.0	[4]
UNITED STATES
Segment Reporting Information [Line Items]
Operating income	81.7		72.0	65.2	48.2		57.5	64.5	59.3	35.1	168.5		185.4		267.1		216.4		192.2
Net (gain) loss on dispositions											(1.3)		(10.0)
Depreciation and amortization											125.8		124.8		166.8		165.6		168.2
Adjusted OIBDA	106.2		113.6	106.5	80.1		98.7	108.1	101.9	76.7	293.0		300.2		406.4		385.4		364.7
Capital expenditures											37.4		37.1		54.1		42.5		36.8
International
Segment Reporting Information [Line Items]
Operating income	1.8		0.6	4.1	(6.6)		(7.9)	2.7	5.1	(1.9)	(3.8)		(1.9)		(0.1)		(2.0)		12.8
Net (gain) loss on dispositions											(0.1)		0.2
Depreciation and amortization											20.8		21.7		29.0		31.2		43.7
Adjusted OIBDA	9.1		7.9	11.5	0.6		0.3	11.0	13.3	5.9	16.9		20.0		29.1		30.5		57.2
Capital expenditures											6.2		4.4		6.8		5.7		6.8
Corporate
Segment Reporting Information [Line Items]
Operating income	(6.8)		(8.0)	(6.5)	(6.9)		(3.6)	(3.5)	(3.1)	(3.0)	(32.1)		(21.4)		(28.2)		(13.2)		(12.6)
Adjusted OIBDA	(5.1)		(5.4)	(4.9)	(5.3)		(2.2)	(2.0)	(1.6)	(1.7)	(17.1)		(15.6)		(20.7)		(7.5)		(7.6)
Restructuring Charges
Segment Reporting Information [Line Items]
Stock-based compensation											$ 3.5	[1]

[1]	Restructuring charges (including stock-based compensation of $3.5 million), costs related to the Acquisition and stock-based compensation are classified as Corporate expense.
[2]	During the fourth quarter of 2013, the Company sold 50% of its transit shelter operations in Los Angeles, and the Company and the buyer each subsequently contributed their respective 50% interests in these operations to a 50/50 joint venture they own together. This transaction resulted in a gain of $17.5 million.
[3]	During the first quarter of 2013, the Company exchanged most of its billboards in Salt Lake City for billboards in New Jersey resulting in a gain of $9.8 million.
[4]	(a)Stock-based compensation is classified as a Corporate expense.